Movements in Equity - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retained earnings and other reserves	£ (4,430)	£ (3,172)	£ 943
Other reserve	2,047	2,220	2,340	£ 2,239
Associates and joint ventures [member]
Retained earnings and other reserves	334	329	283
Merger and premerger reserves [member]
Other reserve	1,849	1,849	1,849
Capital redemption reserve [member]
Other reserve	£ 280	£ 280	£ 280